BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair values of the identifiable assets and liabilities (Details) - Jan. 13, 2021 - Future Gas Station (Beijing) Technology, Ltd	CNY (¥)	USD ($)	USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY.
Cash	¥ 471,843		$ 64,642
Accounts receivable, net	831,049		113,853
Other receivables, net	144,285		19,767
Contract costs, net	75,250		10,309
Prepaid expenses	91,132		12,485
Property and equipment, net	118,130		16,184
Intercompany receivables	6,850,000		938,446
Intangible assets- customer relationship	7,000,000		958,996
Goodwill	6,996,895		958,571
Accounts payable	(1,032,078)		(141,394)
Other payables	(1,273,182)		(174,425)
Other payable- related parties	(479,959)		(65,754)
Deferred revenue	(39,786)		(5,451)
Accrued payroll and employees' welfare	(1,629,519)		(223,243)
Taxes payable	(64,253)		(8,803)
Deferred tax liability	(1,050,000)		(143,849)
Total	17,009,807		$ 2,330,334
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	$ 231,503
Fair value of previously held equity interest	30,530,000	4,182,593
Non-controlling interest	34,790,000	4,766,210
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(6,849,972)
Total	¥ 17,009,807	$ 2,330,334